NOTE 11 - EQUITY TRANSACTIONS (Details) - Share-based Compensation, Stock Options, Activity	12 Months Ended
Dec. 31, 2017 $ / shares shares
NOTE 11 - EQUITY TRANSACTIONS (Details) - Share-based Compensation, Stock Options, Activity [Line Items]
Awarded, number of shares	6,900,000
Non-vested balance, number of shares	325,000
Non-Vested Options [Member]
NOTE 11 - EQUITY TRANSACTIONS (Details) - Share-based Compensation, Stock Options, Activity [Line Items]
Non-vested balance, number of shares	1,075,000
Non-vested balance, weighted average grant date fair value | $ / shares	$ 0.11
Awarded, number of shares	1,000,000
Awarded, weighted average grant date fair value | $ / shares	$ 0.08
Vested, number of shares	(250,000)
Vested, weighted average grant date fair value | $ / shares	$ 0.06
Forfeited, number of shares	(500,000)
Forfeited, weighted average grant date fair value | $ / shares	$ 0.10
Surrendered, number of shares	(1,000,000)
Surrendered, weighted average grant date fair value | $ / shares	$ 0.1095
Non-vested balance, number of shares	325,000
Non-vested balance, weighted average grant date fair value | $ / shares	$ 0.08